Note 12 - Stockholders' Equity and Stock-based Compensation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

(12)   Stockholders’ Equity and Stock-based Compensation

Stock Option Plans

The Company has adopted stock option plans for eligible employees, directors and consultants, which provide for the granting of options to purchase shares of common stock. The options under these plans generally vest in equal annual installments over a four-year period and have a term of ten years. These options are typically granted at pre-established quarterly grant dates with an exercise price per share equal to or greater than the current market price and, upon exercise, are issued from the Company’s unissued common shares.

Transactions under the stock option plans are summarized as follows:

	Option Price per Share	Outstanding	Vested	Available for Grant
January 1, 2018	3.100 – 245.8585	890,341	435,278	488,403
Increase in shares authorized	—	—	—	1,200,000
Granted	24.50	10,000	—	(10,000)
Vested	—	—	153,944	—
Exercised	3.10	(70,086)	(70,086)	—
Cancelled/forfeited	3.10 – 245.85	(44,365)	(44,231)	2,568
Restricted stock granted out of option plans	—	—	—	(996,775)
Vested restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	48,524
December 31, 2018	3.100 – 151.3535	785,890	474,905	732,720
Granted	6.79 – 8.43	20,000	—	(20,000)
Vested	—	—	167,991	—
Exercised	3.10	(86,900)	(86,900)	—
Cancelled/forfeited	13.15 – 107.85	(29,781)	(22,281)	10,799
Restricted stock granted out of option plans	—	—	—	(157,155)
Vested restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	170,254
December 31, 2019	3.100 – 151.3535	689,209	533,715	736,618
Granted	—	—	—	—
Vested	—	—	96,497	—
Exercised	3.10	(5,000)	(5,000)	—
Cancelled/forfeited	3.10-107.85	(150,889)	(140,889)	76,460
Restricted stock granted out of option plans	—	—	—	(67,500)
Vested restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	139,700
December 31, 2020	3.100 – 151.3535	533,320	484,323	885,278

Stock options outstanding at December 31, 2020 are summarized as follows:

Option Price per Share	Outstanding	Weighted Average Exercise Price of Outstanding Options	Weighted Average Remaining Contract Life (years)	Vested	Weighted Average Exercise Price of Vested Options
3.10 – 57.90	386,123	$17.70	6.3	337,126	$18.30
61.05 – 71.85	53,835	$61.19	2.9	53,835	$61.19
81.60 – 99.60	75,030	$89.31	1.8	75,030	$89.31
106.05 – 151.35	18,332	$110.17	0.4	18,332	$110.17
Totals	533,320	$35.34	4.8	484,323	$37.54

Additional information related to the Company’s stock options follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2020	689,209	$37.78		5.5	$1,071
Options granted	—	$—	$—
Options exercised	(5,000)	$3.10
Options cancelled	(10,000)	$6.79
Options forfeited	(140,889)	$50.43
Total outstanding at December 31, 2020	533,320	$35.34		4.8	$—
Options exercisable and vested at December 31, 2020	484,323	$37.54		4.8	$—

The total intrinsic value of options exercised during 2020, 2019 and 2018 was less than $0.1 million, $0.6 million and $1.4 million, respectively. Cash received from option exercises under all share-based payment arrangements for 2020, 2019 and 2018 was less than $0.1 million, $0.1 million, and $0.2 million, respectively. The weighted average grant date fair value for stock option awards granted during 2020, 2019 and 2018 was zero, $4.91 and $15.23 per share, respectively.

The Company calculated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model. The following assumptions were used for each respective period:

	Years Ended December 31,
	2020	2019	2018
Risk-free interest rates	—%	2.78%	2.78%
Expected lives (in years)	0.0	5.0	5.0
Expected dividend yield	—%	—%	—%
Expected volatility	—%	73.67%	73.67%

The computation of expected volatility was based on an equally weighted combination of historical volatility and market-based implied volatility. Historical volatility was calculated from historical data for a period of time approximately equal to the expected term of the option award, starting from the date of grant. Market-based implied volatility was derived from traded options on the Company’s common stock having a term of six months. The Company’s computation of expected life was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. The risk-free interest rate assumption is based upon the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.

Restricted Stock and Restricted Stock Unit Plans

On November 30, 2018, the Company’s stockholders approved certain amendments to the Company’s Second Amended and Restated 2013 Long-term Incentive Plan (the “2013 LTIP”) including increasing the total number of shares of common stock available for issuance under the 2013 LTIP by 1.2 million shares, for a total of approximately 1.7 million shares, eliminating the restriction on the number of shares in the 2013 LTIP that can be issued as full value awards and certain other technical updates and clarifications related to Section 162(m) of the internal revenue code, as amended.

The Company has issued restricted stock and restricted stock units under the Company’s 2013 LTIP, as amended and other applicable plans. Restricted stock units are awards that obligate the Company to issue a specific number of shares of common stock in the future if continued service vesting requirements are met. Non-forfeitable ownership of the common stock will vest over a period as determined by the Company in its sole discretion, generally in equal annual installments over a three-year period. Shares of restricted stock awarded may not be sold, assigned, transferred, pledged or otherwise encumbered by the grantee during the vesting period.

On December 1, 2018, the Company issued 900,002 restricted stocks to selected employees with a grant date fair value $7.19, $6.51 and $5.89 for each of the tranches. The vesting of these restricted stocks is achieved through both a market condition and a service condition. The market condition is achieved, in part or in full, in the event that during the three-year period beginning on the date of grant the 20-day trailing volume-weighted average price of a share of common stock reaches or exceeds (i) $17.50 for the first 1/3 of the awards, (ii) $22.50 for the second 1/3 of the awards, and (iii) $27.50 for the final 1/3 of the awards. The service condition restricts the ability of the holders to exercise awards until certain service milestones have been reached such that (i) no more than 1/3 of the awards may be exercised, if vested, on and after the first anniversary of the date of grant, (ii) no more than 2/3 of the awards may be exercised, if vested, on and after the second anniversary of the date of grant and (iii) all of the awards may be exercised, if vested, on and after the third anniversary of the date of grant.

The status of the Company’s restricted stock and restricted stock unit awards for 2020 follows:

Number of Shares/Units
Total nonvested at January 1, 2020	908,754
Granted	67,500
Vested	(151,346)
Forfeited	(92,201)
Total nonvested at December 31, 2020	732,707

At December 31, 2020, 2019 and 2018, the intrinsic value of restricted stock and restricted stock unit awards was approximately $1.8 million, $7.9 million and $5.4 million, respectively. The weighted average grant date fair value for restricted stock and restricted stock unit awards granted during 2020, 2019 and 2018 was $3.27, $7.98 and $10.60 per share, respectively. The total fair value of shares vested during 2020, 2019 and 2018 was $0.4 million, $2.1 million and $3.8 million, respectively.

Stock Appreciation Rights Plan

The Company has adopted a stock appreciation rights plan which provides for the award of stock appreciation rights (“SARs”) to directors and selected key employees and consultants. The awards under this plan are subject to the terms and conditions set forth in agreements between the Company and the holders. The exercise price per SAR is not to be less than one hundred percent of the fair market value of a share of common stock on the date of grant of the SAR. The term of each SAR shall not exceed ten years from the grant date. Upon exercise of a SAR, the holder shall receive a cash payment in an amount equal to the spread specified in the SAR agreement for which the SAR is being exercised. In no event will any shares of common stock be issued, transferred or otherwise distributed under the plan.

On December 1, 2018, the Company issued 960,009 SARs awards to selected employees with an exercise price of $8.85 (“2018 SARs”). None of these 2018 SARs were awarded to non-employee directors. The 2018 SARs have the same service and market vesting conditions as the restricted stocks issued on December 1, 2018, as described above. The maximum value of each 2018 SARs is capped at $18.65 (the spread between the share price cap of $27.50 and the $8.85 per award price). At December 31, 2020, there were 617,912 2018 SARs outstanding and unvested.

The 2018 SARs are considered liability awards and as such, these amounts are incrementally accrued in the liability section of the consolidated balance sheets. The Company calculated the fair value of each 2018 SARs award using the following assumptions:

	Years Ended December 31,
	2020	2019
Risk-free interest rates	0.7%	1.9%
Expected lives (in years)	5.31	5.31
Expected dividend yield	—%	—%
Expected volatility	94.7%	79.0%

On March 1, 2016, the Company issued 1,210,000 SARs awards to 15 selected key employees with an exercise price of $3.10 (“2016 SARs”). None of these 2016 SARs were awarded to non-employee directors. The vesting of these 2016 SARs is achieved through both a market condition and a service condition. The market condition is achieved, in part or in full, in the event that during the four-year period beginning on the date of grant the 20-day trailing volume-weighted average price of a share of common stock is (i) greater than 120% of the exercise price for the first 1/3 of the awards, (ii) greater than 125% of the exercise price for the second 1/3 of the awards and (iii) greater than 130% of the exercise price for the final 1/3 of the awards. The service condition restricts the ability of the holders to exercise awards until certain service milestones have been reached such that (i) no more than 1/3 of the awards may be exercised, if vested, on and after the first anniversary of the date of grant, (ii) no more than 2/3 of the awards may be exercised, if vested, on and after the second anniversary of the date of grant and (iii) all of the awards may be exercised, if vested, on and after the third anniversary of the date of grant. The maximum value of each 2016 SARs is capped at $19.40 (the spread between the share price cap of $22.50 and the $3.10 per award price). At December 31, 2020, there were 136,670 2016 SARs outstanding and vested.

On December 13, 2017, the Compensation Committee (the “Committee”) of the Board of Directors (the “Board”) of the Company authorized and approved the acceleration of the vesting date to December 13, 2017 for the second tranche of the Company’s outstanding 2016 SARs. The second tranche of the 2016 SARs awards was originally scheduled to vest on March 1, 2018. The vesting of the second tranche of the 2016 SARs awards was accelerated to facilitate the exercise by the 2016 SARs participants, if they so choose, of a larger portion of the 2016 SARs awards prior to year-end, as such an exercise would minimize the potential cash flow impact of any such exercise in the first quarter of 2018, would mitigate the ongoing mark to market accounting requirements for cash-settled 2016 SARs, and would afford the 2016 SARs participants liquidity to invest in common stock of the Company to further align their interests with those of the Company’s stockholders. Participants exercised 663,330 SARs awards at a $9.95 gain per share.

The 2016 SARs are considered liability awards and as such, these amounts are incrementally accrued in the liability section of the consolidated balance sheets. The Company calculated the fair value of each 2016 SARs award on the date of grant and remeasured at each reporting period. The 2016 SARs awards are measured at intrinsic value (i.e. the difference between the market price on the last day of the quarter and the strike price of the awards multiply by the number of awards vested) and marked to market each quarter until settled.

Additional information related to the Company’s SARs follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2018	565,864	$13.49
SARs granted	960,009	$8.85	$8.85
SARs exercised	(34,999)	$3.10
SARs forfeited	(9,333)	$45.00
Total outstanding at December 31, 2018	1,481,541	$10.53
SARs exercised	(158,334)	$3.10
SARs cancelled	(368,528)	$20.99
Total outstanding at December 31, 2019	954,679	$7.73
SARs exercised	—	$—
SARs cancelled	(150,097)	$8.85
SARs forfeited	(50,000)	$3.10
Total outstanding at December 31, 2020	754,582	$7.81		6.6	$—
SARs exercisable and vested at December 31, 2020	177,665	$4.43		6.6	$—

Stock-based Compensation Expense

The following tables summarizes stock-based compensation expense for 2020, 2019 and 2018 as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Stock-based compensation expense	$2,043	$4,701	$3,337
Tax benefit related thereto	(421)	(972)	(698)
Stock-based compensation expense, net of tax	$1,622	$3,729	$2,639

	Years Ended December 31,
	2020	2019	2018
Stock appreciation rights (credit) expense	$(2,493)	$2,910	$822
Tax (benefit) expense related thereto	523	(611)	(173)
Stock appreciation rights (credit) expense, net of tax	$(1,970)	$2,299	$649